Oct. 29, 2018

Janus Investment Fund

Janus Henderson Adaptive Global Allocation Fund	Janus Henderson High-Yield Fund
Janus Henderson All Asset Fund	Janus Henderson International Managed Volatility Fund
Janus Henderson Diversified Alternatives Fund	Janus Henderson Large Cap Value Fund
Janus Henderson Dividend & Income Builder Fund	Janus Henderson Mid Cap Value Fund
Janus Henderson Emerging Markets Managed Volatility Fund	Janus Henderson Multi-Sector Income Fund
Janus Henderson Flexible Bond Fund	Janus Henderson Select Value Fund
Janus Henderson Global Allocation Fund – Conservative	Janus Henderson Short-Term Bond Fund
Janus Henderson Global Allocation Fund – Growth	Janus Henderson Small Cap Value Fund
Janus Henderson Global Allocation Fund – Moderate	Janus Henderson Strategic Income Fund
Janus Henderson Global Bond Fund	Janus Henderson U.S. Managed Volatility Fund
Janus Henderson Global Income Managed Volatility Fund	Janus Henderson Value Plus Income Fund
Janus Henderson Global Unconstrained Bond Fund

(each, a “Fund” and collectively, the “Funds”)

Class I Shares

Supplement dated January 28, 2019

to Currently Effective Prospectuses

Effective January 28, 2019, the eligibility for purchasing Class I Shares is expanded to include eligible retail brokerage platforms. If you purchase Class I Shares through an eligible retail brokerage platform, you may be charged a commission by your broker or other financial institution. In such circumstances, the commission charged by your broker or other financial institution is paid by you, not by the Funds. The imposition of a commission by your broker or financial institution does not impact the net asset value for Class I Shares.

In response to the above changes, the Funds’ Prospectuses will be revised as follows:

1.
Under “Fees and Expenses of the Fund” in the Fund Summary section of the Funds’ Prospectuses (except the Prospectus for Janus Henderson Global Allocation Fund – Conservative, Janus Henderson Global Allocation Fund – Growth, and Janus Henderson Global Allocation Fund – Moderate), the following sentence replaces the last sentence of the first paragraph in its entirety:

You may also incur brokerage commissions charged by your broker or financial intermediary when buying Class I Shares or Class N Shares of the Fund that are not reflected in the table or in the example below.

2.
Under “Fees and Expenses of the Fund” in the Fund Summary section of Janus Henderson Global Allocation Fund – Conservative, Janus Henderson Global Allocation Fund – Growth, and Janus Henderson Global Allocation Fund – Moderate’s Prospectus, the following sentence is added as the last sentence of the first paragraph:

You may also incur brokerage commissions charged by your broker or financial intermediary when buying Class I Shares of the Fund that are not reflected in the table or in the example below.

Please retain this Supplement with your records.